CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (16,466,780)	$ (35,399,257)	$ (18,140,997)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35,848	42,400	39,944
Stock-based compensation	1,649,044	2,734,946	3,933,222
Litigation settlement loss	0	2,700,000	0
Changes in fair value of the liability for options and warrants - gains	(3,238,911)	(2,581,473)	(8,733,350)
Foreign currency exchange (losses) gains	(104,719)	93,402	(272,985)
(Increase) decrease in assets:
Prepaid expenses and other current assets	(716,859)	807,408	(785,876)
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	(3,689,860)	12,222	(671,784)
Other liabilities	(48,003)	(8,357)	7,291
Total adjustments	(6,113,460)	3,800,548	(6,483,538)
Net Cash Used in Operating Activities	(22,580,240)	(31,598,709)	(24,624,535)
Cash Flows from Investing Activities:
Purchase of property and equipment	0	(36,885)	(54,750)
Purchase of short-term investments	0	0	(46,120,172)
Maturities of short-term investments	0	10,021,963	36,098,209
Receivable from related party	0	0	10,081
Net Cash Provided by (Used in) Investing Activities	0	9,985,078	(10,066,632)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares	306,232	15,671,881	0
Net Cash Provided by Financing Activities	306,232	15,671,881	0
Effect of Exchange Rates on Cash and Restricted Cash	(6,931)	(50,324)	(129,927)
Net Decrease in Cash and Restricted Cash	(22,280,939)	(5,992,074)	(34,821,094)
Cash and Restricted Cash, beginning	28,248,906	34,240,980	69,062,074
Cash and Restricted Cash, end	5,967,967	28,248,906	34,240,980
Supplemental Disclosures of Cash Flow Information:
Deferred financing costs	$ 585,000	$ 0	$ 0